Net Loss Per Ordinary Share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net loss	$ (8,290)	$ (8,308)
Denominator:
Weighted average common shares and vested RSUs – basic	105,047,377	105,255,959
Weighted average common shares and vested RSUs – diluted	105,047,377	105,255,959
Basic net loss per common share	$ (0.08)	$ (0.08)
Diluted net loss per common share	$ (0.08)	$ (0.08)